Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill
Schedule of changes in the carrying amount of goodwill

	December 31,
	2022	2023
	RMB	RMB
Balance at the beginning of the year	—	449,357
Goodwill arising from the acquisition during the year(Note 4)	444,086	—
Impairment	(34,640)	—
Foreign currency translation adjustments	39,911	7,619
Balance at the end of the year	449,357	456,976